Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt [text block table]

Long-Term Debt

in € m.	Jun 30, 2019	Dec 31, 2018
Senior debt:
Bonds and notes
Fixed rate	77,607	77,894
Floating rate	25,254	30,495
Subordinated debt:
Bonds and notes
Fixed rate	5,510	5,297
Floating rate	1,390	1,420
Other	37,868	36,977
Total long-term debt	147,629	152,083